Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets :
Restricted cash and investments	$ 1,902	$ 1,955
Current portion of net investment in finance lease	3,477	3,471
Interest receivable	110	183
Other current assets	1	0
Total current assets	5,490	5,609
Net investment in finance lease, less current portion	1,777	5,254
Deferred charges	25	44
Total assets	7,292	10,907
Current liabilities:
Accrued interest	143	214
Current portion of long-term debt	3,355	3,355
Other current liabilities	30	43
Total current liabilities	3,528	3,612
Long-term debt	3,357	6,712
Total liabilities	6,885	10,324
Equity:
Unclassified stock: 100 shares of $1 par value	0	0
Retained earnings	407	583
Total equity	407	583
Total liabilities and equity	$ 7,292	$ 10,907